T. ROWE PRICE Institutional Long Duration Credit Fund
August 31, 2023 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS 65.8%
Banking 10.3%
Australia & New Zealand Banking
Group, 6.742%, 12/8/32 (1) 200 206
Banco Santander, 6.921%, 8/8/33  200 200
Bank of America, 5.00%, 1/21/44  250 238
Bank of America, VR, 2.676%,
6/19/41 (2) 200 138
Bank of America, VR, 3.824%,
1/20/28 (2) 100 94
Bank of America, VR, 4.33%,
3/15/50 (2)(3) 455 385
Barclays, VR, 7.437%, 11/2/33 (2) 200 213
BNP Paribas, VR, 2.871%, 4/19/32 (1)
(2) 200 163
Capital One Financial, VR, 3.273%,
3/1/30 (2) 250 214
Capital One Financial, VR, 6.377%,
6/8/34 (2) 100 99
Citigroup, 4.65%, 7/30/45  530 457
Citigroup, VR, 6.174%, 5/25/34 (2) 115 115
Goldman Sachs Group, 2.60%, 2/7/30  100 84
Goldman Sachs Group, 4.75%,
10/21/45  315 283
Goldman Sachs Group, 5.15%,
5/22/45  200 184
HSBC Holdings, 7.625%, 5/17/32  155 165
HSBC Holdings, VR, 6.332%,
3/9/44 (2) 200 201
Intesa Sanpaolo, 6.625%, 6/20/33 (1) 330 326
JPMorgan Chase, 5.625%, 8/16/43  405 401
JPMorgan Chase, VR, 3.882%,
7/24/38 (2) 430 361
Lloyds Banking Group, 4.344%, 1/9/48  200 149
Morgan Stanley, 4.30%, 1/27/45  150 127
Morgan Stanley, VR, 3.217%,
4/22/42 (2) 200 147
NatWest Group, VR, 6.016%,
3/2/34 (2)(3) 250 249
Standard Chartered, VR, 6.301%,
1/9/29 (1)(2) 200 201
State Street, VR, 5.159%, 5/18/34 (2) 305 295
Sumitomo Mitsui Financial Group,
5.766%, 1/13/33  200 203
UBS Group, VR, 3.179%, 2/11/43 (1)
(2) 200 138
Wells Fargo, VR, 2.393%, 6/2/28 (2) 150 133
Wells Fargo, VR, 3.068%, 4/30/41 (2) 500 357
Wells Fargo, VR, 5.557%, 7/25/34 (2) 200 198
Wells Fargo Bank, 6.60%, 1/15/38  250 264
6,988
Basic Industry 2.3%
Celanese U.S. Holdings, 6.70%,
11/15/33  60 60
Dow Chemical, 4.80%, 5/15/49  190 161
Ecolab, 2.70%, 12/15/51  300 189
Ecolab, 3.70%, 11/1/46  30 22
International Paper, 4.35%, 8/15/48 (3) 139 114
Par/Shares $ Value
(Amounts in 000s)
‡
LYB International Finance III, 5.625%,
5/15/33 (3) 250 247
Newmont, 5.45%, 6/9/44  195 185
Nucor, 4.40%, 5/1/48  75 62
Southern Copper, 5.25%, 11/8/42  200 185
Westlake, 3.125%, 8/15/51  500 305
1,530
Brokerage Assetmanagers
Exchanges 0.3%
Nasdaq, 3.95%, 3/7/52  220 164
Nasdaq, 5.95%, 8/15/53  40 40
204
Capital Goods 2.9%
L3Harris Technologies, 4.854%,
4/27/35  280 264
Martin Marietta Materials, 4.25%,
12/15/47  305 247
Masco, 4.50%, 5/15/47  360 284
Republic Services, 5.00%, 4/1/34  25 24
RTX, 4.45%, 11/16/38  145 128
RTX, 5.375%, 2/27/53  300 293
Stanley Black & Decker, 2.75%,
11/15/50  300 174
Vulcan Materials, 4.50%, 6/15/47  130 110
Waste Connections, 2.95%, 1/15/52  175 115
Waste Management, 4.875%, 2/15/34  350 342
1,981
Communications 10.1%
AT&T, 3.50%, 6/1/41  450 329
AT&T, 3.80%, 12/1/57  1,378 930
Bell Canada, 5.10%, 5/11/33  250 241
Charter Communications Operating,
3.70%, 4/1/51  600 372
Charter Communications Operating,
5.75%, 4/1/48  425 358
Comcast, 2.45%, 8/15/52  350 204
Comcast, 3.90%, 3/1/38  150 127
Comcast, 4.049%, 11/1/52  755 604
Cox Communications, 2.95%,
10/1/50 (1) 230 137
Crown Castle, 4.75%, 5/15/47  185 153
Interpublic Group of Companies,
5.375%, 6/15/33  340 329
Meta Platforms, 5.60%, 5/15/53  180 181
NBCUniversal Media, 4.45%, 1/15/43  200 174
Rogers Communications, 4.35%,
5/1/49  175 132
Rogers Communications, 4.50%,
3/15/42  160 129
Rogers Communications, 5.00%,
3/15/44  150 127
T-Mobile USA, 5.05%, 7/15/33  250 241
T-Mobile USA, 5.75%, 1/15/54  380 375
Time Warner Cable, 5.875%, 11/15/40  200 174
Verizon Communications, 2.987%,
10/30/56  1,536 914
Videotron, 5.125%, 4/15/27 (1) 70 67
Vodafone Group, 4.875%, 6/19/49  230 194

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Warnermedia Holdings, 5.05%,
3/15/42  485 398
6,890
Consumer Cyclical 4.6%
Amazon.com, 4.95%, 12/5/44  250 246
AutoZone, 4.75%, 2/1/33  250 236
AutoZone, 5.20%, 8/1/33  200 195
Best Buy, 1.95%, 10/1/30  200 160
CBRE Services, 5.95%, 8/15/34  245 242
Dollar General, 5.45%, 7/5/33 (3) 250 243
Home Depot, 4.20%, 4/1/43  250 218
Home Depot, 4.40%, 3/15/45  200 175
Lowe's, 5.85%, 4/1/63  300 292
Magna International, 5.50%, 3/21/33  270 272
McDonald's, 4.20%, 4/1/50  90 74
McDonald's, 5.45%, 8/14/53  250 251
Mercedes-Benz Finance North
America, 5.05%, 8/3/33 (1)(3) 300 295
Tractor Supply, 5.25%, 5/15/33  250 244
3,143
Consumer Non-Cyclical 10.6%
AbbVie, 4.25%, 11/21/49  735 620
AbbVie, 4.50%, 5/14/35  200 188
Altria Group, 5.80%, 2/14/39  140 136
Amgen, 5.65%, 3/2/53  525 518
Anheuser-Busch, 4.90%, 2/1/46  580 539
Anheuser-Busch InBev Worldwide,
5.45%, 1/23/39  305 309
Anheuser-Busch InBev Worldwide,
5.55%, 1/23/49  200 204
Astrazeneca Finance, 4.875%, 3/3/33  200 200
Banner Health, 2.913%, 1/1/51  115 74
BAT Capital, 7.079%, 8/2/43  180 178
Becton Dickinson & Company, 4.669%,
6/6/47  200 177
Biogen, 3.15%, 5/1/50  270 175
Centra Health, 4.70%, 1/1/48  190 153
Cigna Group, 3.875%, 10/15/47  370 283
CommonSpirit Health, 3.91%, 10/1/50  170 128
CommonSpirit Health, 4.187%,
10/1/49  135 107
CVS Health, 4.125%, 4/1/40  130 106
CVS Health, 5.05%, 3/25/48  465 409
CVS Health, 6.00%, 6/1/63  250 245
Hackensack Meridian Health, 4.211%,
7/1/48  170 144
HCA, 4.375%, 3/15/42  80 63
HCA, 5.90%, 6/1/53  250 240
Mars, 4.75%, 4/20/33 (1) 225 221
Merck, 5.00%, 5/17/53  340 332
Nestle Holdings, 4.85%, 3/14/33 (1) 300 300
Pfizer Investment Enterprises, 5.30%,
5/19/53  190 189
Reynolds American, 5.70%, 8/15/35  150 139
Reynolds American, 5.85%, 8/15/45  200 173
Sutter Health, 5.547%, 8/15/53  95 96
Thermo Fisher Scientific, 5.404%,
8/10/43  350 353
Tyson Foods, 5.10%, 9/28/48  195 169
Par/Shares $ Value
(Amounts in 000s)
‡
West Virginia United Health System
Obligated Group, Series 2018, 4.924%,
6/1/48  95 79
7,247
Electric 6.4%
AEP Texas, 5.40%, 6/1/33  220 217
American Electric Power, 5.625%,
3/1/33  250 250
Appalachian Power, 6.375%, 4/1/36  145 151
Appalachian Power, 7.00%, 4/1/38  200 221
Baltimore Gas & Electric, 5.40%,
6/1/53  95 94
Berkshire Hathaway Energy, 6.125%,
4/1/36  300 314
Commonwealth Edison, 5.30%, 2/1/53  40 39
Duke Energy, 3.75%, 9/1/46  130 95
Duke Energy Indiana, 5.40%, 4/1/53  70 68
Duke Energy Progress, 5.35%, 3/15/53  200 194
El Paso Electric, 5.00%, 12/1/44  110 95
Exelon, 4.10%, 3/15/52  170 131
Florida Power & Light, 2.875%,
12/4/51  130 84
Georgia Power, 4.95%, 5/17/33  140 135
Kentucky Utilities, 4.375%, 10/1/45  200 163
Louisville Gas & Electric, 4.375%,
10/1/45  100 81
New York State Electric & Gas, 5.85%,
8/15/33 (1) 90 91
NextEra Energy Capital Holdings,
3.00%, 1/15/52  45 28
NextEra Energy Capital Holdings,
5.25%, 2/28/53  85 79
Pacific Gas & Electric, 6.15%, 1/15/33  150 146
PECO Energy, 4.90%, 6/15/33  300 294
Pennsylvania Electric, 6.15%, 10/1/38  165 160
Public Service Company of Colorado,
5.25%, 4/1/53  100 92
San Diego Gas & Electric, Series TTT,
4.10%, 6/15/49  55 43
Southern, 4.25%, 7/1/36  430 374
Southern, 4.40%, 7/1/46  200 163
Southern California Edison, 5.875%,
12/1/53  250 248
Southern California Edison, Series C,
4.125%, 3/1/48  150 118
Vistra Operations, 4.30%, 7/15/29 (1) 225 199
4,367
Energy 5.0%
ConocoPhillips, 5.55%, 3/15/54  350 349
Diamondback Energy, 4.25%, 3/15/52  170 128
Enbridge Energy Partners, 7.375%,
10/15/45  120 134
Energy Transfer, 6.50%, 2/1/42  195 193
Enterprise Products Operating, 3.30%,
2/15/53  300 203
Kinder Morgan Energy Partners,
6.95%, 1/15/38  195 208
MPLX, 5.65%, 3/1/53  300 271
Occidental Petroleum, 4.40%, 4/15/46  350 268

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
ONEOK, 6.625%, 9/1/53  295 297
Ovintiv, 6.25%, 7/15/33  75 75
Southern Natural Gas, 4.80%,
3/15/47 (1) 205 166
Spectra Energy Partners, 5.95%,
9/25/43  115 110
Suncor Energy, 4.00%, 11/15/47  310 231
Targa Resources, 4.95%, 4/15/52 (3) 80 65
Targa Resources, 6.50%, 2/15/53  100 99
TransCanada PipeLines, 6.10%,
6/1/40 (3) 200 199
Transcanada Trust, VR, 5.30%,
3/15/77 (2) 120 104
Transcontinental Gas Pipe Line, 4.60%,
3/15/48  275 227
Williams, 4.85%, 3/1/48  100 85
3,412
Finance Companies 0.7%
AerCap Ireland Capital, 3.40%,
10/29/33  300 237
GATX, 5.45%, 9/15/33  250 245
482
Insurance 4.0%
American International Group, 5.125%,
3/27/33  75 72
Chubb INA Holdings, 2.85%,
12/15/51 (3) 100 66
Elevance Health, 4.375%, 12/1/47  355 299
Elevance Health, 5.125%, 2/15/53  100 94
Equitable Holdings, 5.594%, 1/11/33  100 98
Humana, 5.50%, 3/15/53  75 73
Jackson Financial, 4.00%, 11/23/51  300 200
Liberty Mutual Group, 4.85%,
8/1/44 (1) 180 146
Marsh & McLennan, 5.45%, 3/15/53  200 197
Principal Financial Group, 6.05%,
10/15/36  235 241
Reinsurance Group of America, 6.00%,
9/15/33  250 251
Teachers Insurance & Annuity Assn. of
America, 4.90%, 9/15/44 (1) 200 176
UnitedHealth Group, 3.50%, 8/15/39  300 244
UnitedHealth Group, 5.875%, 2/15/53  550 589
2,746
Miscellaneous 0.3%
Ally Financial, 8.00%, 11/1/31  200 207
207
Natural Gas 1.6%
Boston Gas, 6.119%, 7/20/53 (1) 215 213
NiSource, 3.95%, 3/30/48  260 198
NiSource, 5.40%, 6/30/33  75 74
Piedmont Natural Gas, 5.40%, 6/15/33  250 246
Sempra, 4.00%, 2/1/48  120 91
Sempra, 5.50%, 8/1/33  250 247
1,069
Real Estate Investment Trusts 0.9%
Alexandria Real Estate Equities, 4.75%,
4/15/35  70 64
Essex Portfolio, 4.50%, 3/15/48  130 103
Par/Shares $ Value
(Amounts in 000s)
‡
NNN REIT, 4.80%, 10/15/48  235 192
Public Storage Operating, 5.35%,
8/1/53  55 54
Simon Property Group, 5.85%, 3/8/53  200 195
608
Technology 3.4%
Apple, 2.95%, 9/11/49  400 283
Apple, 4.85%, 5/10/53 (3) 200 198
Fiserv, 4.40%, 7/1/49  185 151
Fiserv, 5.60%, 3/2/33  85 85
Microsoft, 2.921%, 3/17/52  250 176
Oracle, 3.95%, 3/25/51  350 256
Oracle, 5.55%, 2/6/53  630 586
Texas Instruments, 5.00%, 3/14/53  250 242
Texas Instruments, 5.05%, 5/18/63 (3) 180 172
Workday, 3.80%, 4/1/32 (3) 200 177
2,326
Transportation 2.4%
Burlington Northern Santa Fe, 5.05%,
3/1/41  75 72
Burlington Northern Santa Fe, 5.20%,
4/15/54  300 295
Canadian Pacific Railway, 3.10%,
12/2/51 (3) 125 85
CSX, 4.30%, 3/1/48  140 118
CSX, 4.50%, 11/15/52  400 348
ERAC USA Finance, 5.40%, 5/1/53 (1) 250 244
Norfolk Southern, 4.837%, 10/1/41  250 227
Norfolk Southern, 5.35%, 8/1/54  250 242
1,631
Total Corporate Bonds (Cost
$50,415) 44,831
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.6%
Owned No Guarantee 0.4%
Petroleos Mexicanos, 5.50%, 6/27/44  175 101
Petroleos Mexicanos, 7.69%,
1/23/50 (3) 200 134
235
Sovereign 1.2%
Republic of Panama, 4.50%, 1/19/63  200 144
State of Qatar, 4.40%, 4/16/50 (1) 200 176
United Mexican States, 4.40%, 2/12/52  400 309
United Mexican States, 6.338%, 5/4/53  200 200
829
Total Foreign Government
Obligations & Municipalities (Cost
$1,295) 1,064
MUNICIPAL SECURITIES 7.3%
California 1.3%
Bay Area Toll Auth., Series S-10,
3.276%, 4/1/50  400 289
California, Various Purpose, GO,
5.20%, 3/1/43  350 337

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Los Angeles Dept. of Water & Power,
Build America, 6.574%, 7/1/45  200 233
859
District of Columbia 0.4%
Metropolitan Washington Airports
Auth., Dulles Toll Road Revenue, Build
America, 7.462%, 10/1/46  200 249
249
Florida 1.1%
Florida Dev. Finance, Nova
Southeastern Univ., Series B, 4.109%,
4/1/50  375 301
Miami-Dade County Transit System,
Series B, Build America, 5.624%,
7/1/40  200 207
Miami-Dade County Water & Sewer
System, Series C, 3.49%, 10/1/42  275 216
724
Georgia 0.6%
Municipal Electric Auth. of Georgia,
Build America, Vogtle Units, 6.655%,
4/1/57  391 437
437
Illinois 0.3%
Illinois Municipal Electric Agency, Build
America, 6.832%, 2/1/35  205 219
219
Louisiana 0.1%
Louisiana Local Government
Environmental Fac., CDA, Series A,
4.475%, 8/1/39  90 84
84
Maryland 0.2%
Maryland Economic Development,
Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  150 119
119
Massachusetts 0.4%
Massachusetts Bay Transportation
Auth., Build America, 5.869%, 7/1/40  115 120
Massachusetts Water Resources Auth.,
Series C, 2.823%, 8/1/41  200 152
272
Michigan 0.3%
Gerald R Ford Int'l. Airport Auth.,
Series A, 5.435%, 1/1/43  220 223
223
Minnesota 0.2%
Western Minnesota Municipal Power
Agency, Series A, 3.156%, 1/1/39  150 122
122
Tennessee 0.1%
Metropolitan Government Nashville &
Davidson County Health & Ed. Facs,
Vanderbilt Univ. Medical, Series B,
3.235%, 7/1/52  85 53
53
Par/Shares $ Value
(Amounts in 000s)
‡
Texas 1.9%
Board of Regents of the Univ. of Texas
System, Series D, Build America,
5.134%, 8/15/42  200 200
Central Texas Regional Mobility Auth.,
Series E, 3.167%, 1/1/41  150 113
Central Texas Turnpike System,
Series C, 3.029%, 8/15/41  305 217
Dallas/Fort Worth Int'l. Airport,
Series A, 2.994%, 11/1/38  280 228
Dallas/Fort Worth Int'l. Airport,
Series A, 4.507%, 11/1/51  150 134
Dallas/Fort Worth Int'l. Airport,
Series A, 5.045%, 11/1/47  250 245
Texas Natural Gas Securitization Fin.,
Series 2023-1, Class A2, 5.169%,
4/1/41  45 45
Texas Private Activity Bond Surface
Transportation, North Tarrant Express,
Series B, 3.922%, 12/31/49  125 101
1,283
Virginia 0.4%
Univ. of Virginia, Series B, 2.584%,
11/1/51  300 196
Virginia Commonwealth Univ. Health
System Auth., Series A, 4.956%,
1/1/44  105 97
293
Total Municipal Securities (Cost
$5,416) 4,937
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.9%
Commercial Mortgage-Backed
Securities 0.9%
Federal Home Loan Mortgage
Multifamily Structured PTC
Series K137, Class A2, ARM
2.347%, 11/25/31  460 383
Federal Home Loan Mortgage
Multifamily Structured PTC
Series K150, Class A2, ARM
3.71%, 9/25/32  265 244
Total Non-U.S. Government
Mortgage-Backed Securities (Cost
$657) 627
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 21.9%
U.S. Treasury Obligations 21.9%
U.S. Treasury Bonds, 1.75%, 8/15/41  620 417
U.S. Treasury Bonds, 2.00%, 8/15/51  90 57
U.S. Treasury Bonds, 2.25%, 2/15/52  540 364
U.S. Treasury Bonds, 2.375%, 2/15/42  75 56
U.S. Treasury Bonds, 2.50%, 2/15/45  85 62
U.S. Treasury Bonds, 3.00%, 8/15/52  480 383
U.S. Treasury Bonds, 3.375%, 8/15/42  5,605 4,863

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Treasury Bonds, 3.625%, 2/15/53  2,755 2,482
U.S. Treasury Bonds, 3.625%, 5/15/53  320 289
U.S. Treasury Bonds, 3.875%, 2/15/43  4,000 3,721
U.S. Treasury Bonds, 3.875%, 5/15/43  1,410 1,311
U.S. Treasury Bonds, 4.00%, 11/15/52  975 941
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $15,696) 14,946
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve
Fund, 5.40% (4)(5) 714 714
Total Short-Term Investments (Cost
$714) 714
Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL 2.8%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 2.8%
Money Market Funds 2.8%
T. Rowe Price Government Reserve
Fund, 5.40% (4)(5) 1,914 1,914
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 1,914
Total Securities Lending Collateral
(Cost $1,914) 1,914
Total Investments in
Securities 101.3%
(Cost $76,107) $ 69,033
Other Assets Less Liabilities (1.3)% (903)
Net Assets 100.0% $ 68,130
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,465 and represents
5.1% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(3) All or a portion of this security is on loan at August 31, 2023.
(4) Seven-day yield
(5) Affiliated Companies
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CDA Community Development Administration/Authority
GO General Obligation
PTC Pass-Through Certificate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Long Duration Credit Fund

(Amounts in 000s)
SWAPS 0.6%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.6%
Credit Default Swaps, Protection Sold 0.6%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S39, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/27 2,970 124 (85) 209
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S40, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/28 4,500 173 35 138
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S39, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/27 3,200 54 14 40
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S40, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/28 2,750 49 22 27
Total Centrally Cleared Credit Default Swaps, Protection Sold 414
Total Centrally Cleared Swaps 414
Net payments (receipts) of variation margin to date (428)
Variation margin receivable (payable) on centrally cleared swaps $ (14)

T. ROWE PRICE Institutional Long Duration Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 27 U.S. Treasury Long Bond contracts 12/23 3,285 $ 47
Short, 8 U.S. Treasury Notes ten year contracts 12/23 (888) (9)
Long, 6 Ultra U.S. Treasury Bonds contracts 12/23 777 12
Short, 7 Ultra U.S. Treasury Notes ten year contracts 12/23 (813) (10)
Net payments (receipts) of variation margin to date (28)
Variation margin receivable (payable) on open futures contracts $ 12

T. ROWE PRICE Institutional Long Duration Credit Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 9 ++
Totals $ — # $ — $ 9 +
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
08/31/23
T. Rowe Price Government Reserve Fund, 5.40% $ 1,278 ¤ ¤ $ 2,628
Total $ 2,628 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $9 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,628.

T. ROWE PRICE Institutional Long Duration Credit Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Long Duration Credit Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a

T. ROWE PRICE Institutional Long Duration Credit Fund

significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E151-054Q1 08/23
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 66,405 $ — $ 66,405
Short-Term Investments 714 — — 714
Securities Lending Collateral 1,914 — — 1,914
Total Securities 2,628 66,405 — 69,033
Swaps* — 414 — 414
Futures Contracts* 59 — — 59
Total $ 2,687 $ 66,819 $ — $ 69,506
Liabilities
Futures Contracts* $ 19 $ — $ — $ 19
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.